Marketable Securities - Loss position (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Fair value of unrealized loss position longer than twelve months:
Unrealized loss position for a period longer than twelve months	$ 0
Other than temporary impairment charges:
Other-than-temporary impairment charges	$ 0